Quarterly Holdings Report
for
Fidelity® Healthy Future Fund
January 31, 2025
HWF-NPRT3-0425
1.9904961.102
Common Stocks - 97.8%
	Shares	Value ($)
BELGIUM - 2.8%
Health Care - 2.8%
Pharmaceuticals - 2.8%
UCB SA	1,875	366,073
CHINA - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
BYD Co Ltd H Shares	2,641	92,806
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc	1,095	35,007
FRANCE - 2.2%
Consumer Staples - 2.2%
Food Products - 1.8%
Danone SA	3,356	235,071
Personal Care Products - 0.4%
L'Oreal SA	147	54,542
TOTAL FRANCE		289,613
GERMANY - 0.8%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	387	102,336
HONG KONG - 2.5%
Financials - 2.5%
Insurance - 2.5%
AIA Group Ltd	47,941	337,032
JAPAN - 2.0%
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Terumo Corp	3,738	70,176
Industrials - 1.5%
Industrial Conglomerates - 1.5%
Hitachi Ltd	8,050	202,381
TOTAL JAPAN		272,557
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd GDR (a)	18	16,326
SWITZERLAND - 1.0%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
On Holding AG Class A (b)	2,201	131,796
UNITED KINGDOM - 4.0%
Consumer Staples - 4.0%
Personal Care Products - 4.0%
Unilever PLC	8,308	475,858
Warpaint London plc	9,820	62,096

TOTAL UNITED KINGDOM		537,954
UNITED STATES - 81.4%
Communication Services - 1.0%
Entertainment - 1.0%
Walt Disney Co/The	1,177	133,072
Consumer Discretionary - 16.0%
Automobiles - 7.0%
Rivian Automotive Inc Class A (b)	5,316	66,769
Tesla Inc (b)	2,129	861,393
		928,162
Hotels, Restaurants & Leisure - 3.0%
Airbnb Inc Class A (b)	258	33,842
Cava Group Inc (b)	730	98,587
Chipotle Mexican Grill Inc (b)	2,138	124,752
Hilton Worldwide Holdings Inc	488	124,962
Sweetgreen Inc Class A (b)	550	18,106
		400,249
Leisure Products - 0.2%
Peloton Interactive Inc Class A (b)	2,862	22,180
Specialty Retail - 2.6%
Chewy Inc Class A (b)	1,747	68,098
TJX Cos Inc/The	746	93,093
Ulta Beauty Inc (b)	444	182,995
		344,186
Textiles, Apparel & Luxury Goods - 3.2%
Crocs Inc (b)	331	33,785
Deckers Outdoor Corp (b)	1,127	199,885
Lululemon Athletica Inc (b)	390	161,538
NIKE Inc Class B	432	33,221
		428,429
Consumer Staples - 15.2%
Beverages - 1.2%
Primo Brands Corp Class A	2,000	64,740
Vita Coco Co Inc/The (b)	2,650	99,216
		163,956
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp	76	74,471
Sprouts Farmers Market Inc (b)	814	128,889
		203,360
Food Products - 2.6%
Freshpet Inc (b)	586	93,730
Nestle SA	2,901	246,413
		340,143
Household Products - 7.8%
Colgate-Palmolive Co	3,568	309,346
Procter & Gamble Co/The	4,366	724,712
		1,034,058
Personal Care Products - 2.1%
elf Beauty Inc (b)	745	74,433
Estee Lauder Cos Inc/The Class A	1,361	113,548
Kenvue Inc	4,096	87,204
		275,185
TOTAL CONSUMER STAPLES		2,016,702

Financials - 11.5%
Capital Markets - 1.3%
Blackrock Inc	156	167,778
Financial Services - 4.3%
Apollo Global Management Inc	3,351	572,954
Insurance - 5.9%
Chubb Ltd	960	261,005
Hartford Financial Services Group Inc/The	1,201	133,972
Marsh & McLennan Cos Inc	698	151,382
MetLife Inc	1,314	113,674
Reinsurance Group of America Inc	569	129,652
		789,685
TOTAL FINANCIALS		1,530,417

Health Care - 27.3%
Biotechnology - 6.7%
Alnylam Pharmaceuticals Inc (b)	368	99,842
Exact Sciences Corp (b)	1,000	56,050
Gilead Sciences Inc	1,905	185,166
Regeneron Pharmaceuticals Inc (b)	298	200,548
Vertex Pharmaceuticals Inc (b)	753	347,645
		889,251
Health Care Equipment & Supplies - 6.9%
Abbott Laboratories	1,958	250,487
Boston Scientific Corp (b)	2,492	255,081
Cooper Cos Inc/The (b)	972	93,847
Insulet Corp (b)	267	74,327
Penumbra Inc (b)	241	64,340
Stryker Corp	400	156,516
TransMedics Group Inc (b)	400	27,020
		921,618
Health Care Providers & Services - 5.3%
CVS Health Corp	1,389	78,451
LifeStance Health Group Inc (b)	11,927	95,058
UnitedHealth Group Inc	971	526,758
		700,267
Life Sciences Tools & Services - 7.0%
Danaher Corp	1,399	311,613
Thermo Fisher Scientific Inc	1,021	610,304
		921,917
Pharmaceuticals - 1.4%
Eli Lilly & Co	43	34,876
Merck & Co Inc	1,064	105,144
Zoetis Inc Class A	305	52,125
		192,145
TOTAL HEALTH CARE		3,625,198

Industrials - 3.3%
Electrical Equipment - 0.6%
Generac Holdings Inc (b)	518	77,353
Ground Transportation - 2.7%
Uber Technologies Inc (b)	5,444	363,931
TOTAL INDUSTRIALS		441,284

Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 4.5%
NVIDIA Corp	5,026	603,472
Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc	343	80,948
TOTAL INFORMATION TECHNOLOGY		684,420

Real Estate - 1.3%
Health Care REITs - 1.3%
Welltower Inc	1,303	177,833
Utilities - 0.7%
Electric Utilities - 0.7%
NextEra Energy Inc	1,388	99,325
TOTAL UNITED STATES		10,831,457
TOTAL COMMON STOCKS (Cost $10,618,997)		13,012,957

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $247,890)	4.37	247,841	247,890

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $10,866,887)	13,260,847
NET OTHER ASSETS (LIABILITIES) - 0.4%	47,207
NET ASSETS - 100.0%	13,308,054

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,326 or 0.1% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	4,899,585	4,651,681	8,341	(14)	-	247,890	247,841	0.0%
Total	-	4,899,585	4,651,681	8,341	(14)	-	247,890	247,841

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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